Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000356476
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 12, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 12, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014
GREAT-WEST FUNDS INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000356476_SupplementTextBlock
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Balanced ETF Fund
Class A Ticker: SFBPX
(the “Fund”)
Supplement dated May 12, 2014 to the Prospectus and Summary Prospectus for the
Fund, each dated May 1, 2014

GREAT-WEST FUNDS INC | Great-West SecureFoundation Balanced ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Great-West SecureFoundation® Balanced ETF Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Effective immediately, the table titled “Average Annual Total Returns for the Periods Ended December 31, 2013” in the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following table titled “Average Annual Total Returns for the Periods Ended December 31, 2013.”
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2013
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
[1] After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown do not apply to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (IRA).

GREAT-WEST FUNDS INC | Great-West SecureFoundation Balanced ETF Fund | Wilshire 5000 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.06%
Since Inception	rr_AverageAnnualReturnSinceInception	22.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 23, 2012
GREAT-WEST FUNDS INC | Great-West SecureFoundation Balanced ETF Fund | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 23, 2012
GREAT-WEST FUNDS INC | Great-West SecureFoundation Balanced ETF Fund | Composite Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Composite Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.99%
Since Inception	rr_AverageAnnualReturnSinceInception	13.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 23, 2012
GREAT-WEST FUNDS INC | Great-West SecureFoundation Balanced ETF Fund | Great-West SecureFoundation Balanced ETF Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A before taxes
1 Year	rr_AverageAnnualReturnYear01	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception	9.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 23, 2012
GREAT-WEST FUNDS INC | Great-West SecureFoundation Balanced ETF Fund | Great-West SecureFoundation Balanced ETF Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions1
1 Year	rr_AverageAnnualReturnYear01	9.27%
Since Inception	rr_AverageAnnualReturnSinceInception	9.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 23, 2012
GREAT-WEST FUNDS INC | Great-West SecureFoundation Balanced ETF Fund | Great-West SecureFoundation Balanced ETF Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions and sale of fund shares1
1 Year	rr_AverageAnnualReturnYear01	6.28%
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 23, 2012